Subsequent Event - Redomicile (Details Narrative) (10-K) - $ / shares	Nov. 13, 2019	Aug. 05, 2019	Nov. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock, shares authorized				14,285,714	14,285,714	14,285,714
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member]
Common stock, shares authorized			14,285,714
Common stock, par value	$ 0.0001		$ 0.0001
Conversion shares of common stock	1
Each Directors [Member]
Authorized the issuances of an aggregate shares of common stock		17,006